Note 5 - Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans	$ 1,104,085	$ 984,258
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	103,121	102,386
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	309,424	302,180
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	39,562	62,028
Residential Portfolio Segment [Member]
Loans	233,995	234,798
Commercial And Industrial [Member]
Loans	232,044	89,527
Home Equity Lines of Credit [Member]
Loans	112,543	112,248
Construction and Other [Member]
Loans	63,573	66,680
Consumer Portfolio Segment [Member]
Loans	9,823	14,411
Pass [Member]
Loans	1,030,290	957,939
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	93,939	95,518
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	258,974	292,191
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	39,562	62,028
Pass [Member] | Residential Portfolio Segment [Member]
Loans	230,944	231,633
Pass [Member] | Commercial And Industrial [Member]
Loans	227,765	84,136
Pass [Member] | Home Equity Lines of Credit [Member]
Loans	111,208	111,354
Pass [Member] | Construction and Other [Member]
Loans	58,082	66,680
Pass [Member] | Consumer Portfolio Segment [Member]
Loans	9,816	14,399
Special Mention [Member]
Loans	10,132	11,028
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	7,084	3,951
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	983	3,038
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Special Mention [Member] | Residential Portfolio Segment [Member]
Loans	265	420
Special Mention [Member] | Commercial And Industrial [Member]
Loans	1,800	3,619
Special Mention [Member] | Home Equity Lines of Credit [Member]
Loans	0	0
Special Mention [Member] | Construction and Other [Member]
Loans	0	0
Special Mention [Member] | Consumer Portfolio Segment [Member]
Loans	0	0
Substandard [Member]
Loans	63,663	15,291
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	2,098	2,917
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	49,467	6,951
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Substandard [Member] | Residential Portfolio Segment [Member]
Loans	2,786	2,745
Substandard [Member] | Commercial And Industrial [Member]
Loans	2,479	1,772
Substandard [Member] | Home Equity Lines of Credit [Member]
Loans	1,335	894
Substandard [Member] | Construction and Other [Member]
Loans	5,491	0
Substandard [Member] | Consumer Portfolio Segment [Member]
Loans	7	12
Doubtful [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Doubtful [Member] | Residential Portfolio Segment [Member]
Loans	0	0
Doubtful [Member] | Commercial And Industrial [Member]
Loans	0	0
Doubtful [Member] | Home Equity Lines of Credit [Member]
Loans	0	0
Doubtful [Member] | Construction and Other [Member]
Loans	0	0
Doubtful [Member] | Consumer Portfolio Segment [Member]
Loans	$ 0	$ 0